OPERATING SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Segment
Net operating revenue	R$ 37,876,024	R$ 60,316,003	R$ 32,180,843
Operating costs and expenses	(34,050,610)	(47,408,065)	(42,646,210)
Gain on sale of subsidiary	1,524,687
Operating Result Before the Financial Result	3,825,414	12,907,938	(10,465,367)
Financial Result	(5,193,296)	(3,930,724)	(1,273,103)
Result of Equity Holdings	1,167,484	3,205,511	531,446
Income tax and social contributions	(1,525,293)	(8,510,819)	(710,112)
Net Income (Loss) for year	(1,725,691)	3,671,906	(11,917,136)
Elimination
Operating Segment
Net operating revenue	(1,977,539)	(2,286,887)	(2,017,842)
Operating costs and expenses	1,932,390	2,343,297	2,091,804
Operating Result Before the Financial Result	(45,149)	56,410	73,962
Financial Result	45,149	(56,410)	(73,962)
Reportable Segment
Operating Segment
Net operating revenue	37,876,024	60,316,003	32,180,843
Operating costs and expenses	(35,575,297)	(47,408,064)	(42,646,211)
Gain on sale of subsidiary	1,524,687
Operating Result Before the Financial Result	3,825,414	12,907,939	(10,465,368)
Financial Result	(5,193,296)	(3,930,724)	(1,273,103)
Result of Equity Holdings	1,167,484	3,205,511	531,446
Income tax and social contributions	(1,525,293)	(8,510,819)	(710,112)
Net Income (Loss) for year	(1,725,691)	3,671,907	(11,917,137)
Administration / Management | Reportable Segment
Operating Segment
Net operating revenue	215,936	177,405	348,022
Operating costs and expenses	(3,861,614)	(6,207,466)	(3,810,972)
Gain on sale of subsidiary	1,524,687
Operating Result Before the Financial Result	(2,120,991)	(6,030,061)	(3,462,950)
Financial Result	1,046,195	1,019,617	4,384,825
Result of Equity Holdings	1,167,484	3,205,511	531,446
Income tax and social contributions	(1,081,294)	(67,593)	(870,858)
Net Income (Loss) for year	(988,606)	(1,872,526)	582,463
Regime of Operation | Reportable Segment
Operating Segment
Net operating revenue	18,070,002	15,472,642	14,377,280
Operating costs and expenses	(15,843,418)	(18,192,843)	(18,554,994)
Operating Result Before the Financial Result	2,226,584	(2,720,201)	(4,177,714)
Financial Result	(1,497,218)	(1,743,807)	(1,281,380)
Income tax and social contributions	(188,195)	532,531	(126,772)
Net Income (Loss) for year	541,171	(3,931,477)	(5,585,866)
O&M System in Generation
Operating Segment
Net operating revenue			1,685,999
Operating costs and expenses			(1,525,137)
Operating Result Before the Financial Result			160,862
Financial Result			(656,829)
Income tax and social contributions			89
Net Income (Loss) for year			(495,878)
O&M System in Generation | Reportable Segment
Operating Segment
Net operating revenue	1,843,804	1,512,360
Operating costs and expenses	(2,015,008)	(2,441,521)
Operating Result Before the Financial Result	(171,204)	(929,161)
Financial Result	(242,721)	(619,292)
Income tax and social contributions	(41,453)	165,617
Net Income (Loss) for year	(455,378)	(1,382,836)
Transmission
Operating Segment
Net operating revenue	4,922,827
Income tax and social contributions	(1,673,762)
Net Income (Loss) for year	3,249,065
Regime of Operation System
Operating Segment
Net operating revenue			1,837,720
Operating costs and expenses			(3,252,272)
Operating Result Before the Financial Result			(1,414,552)
Financial Result			(573,184)
Income tax and social contributions			256,947
Net Income (Loss) for year			(1,730,789)
Regime of Operation System | Reportable Segment
Operating Segment
Net operating revenue	1,442,175	1,602,099
Operating costs and expenses	(1,288,450)	(2,514,636)
Operating Result Before the Financial Result	153,725	(912,537)
Financial Result	(405,681)	(179,444)
Income tax and social contributions	(47,038)	(167,351)
Net Income (Loss) for year	(298,994)	(1,259,332)
O&M System in Transmission
Operating Segment
Net operating revenue			3,816,664
Operating costs and expenses			(3,998,925)
Operating Result Before the Financial Result			(182,261)
Financial Result			(240,949)
Income tax and social contributions			19,553
Net Income (Loss) for year			(403,657)
O&M System in Transmission | Reportable Segment
Operating Segment
Net operating revenue	8,684,129	31,941,615
Operating costs and expenses	(3,721,060)	(4,832,741)
Operating Result Before the Financial Result	4,963,069	27,108,874
Financial Result	(636,691)	306,918
Income tax and social contributions	(671,048)	(8,974,023)
Net Income (Loss) for year	3,655,330	18,441,769
Distribution
Operating Segment
Net operating revenue			12,133,000
Operating costs and expenses			(13,595,715)
Operating Result Before the Financial Result			(1,462,715)
Financial Result			(2,831,624)
Income tax and social contributions			10,929
Net Income (Loss) for year			R$ (4,283,410)
Distribution | Reportable Segment
Operating Segment
Net operating revenue	9,597,517	11,896,769
Operating costs and expenses	(10,778,137)	(15,562,154)
Operating Result Before the Financial Result	(1,180,620)	(3,665,385)
Financial Result	(3,502,329)	(2,658,306)
Income tax and social contributions	503,735
Net Income (Loss) for year	R$ (4,179,214)	R$ (6,323,691)